BBH TRUST
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BBH Limited Duration Fund
class n shares (“BBBMX”)
class i shares (“BBBIX”)

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SUPPLEMENT DATED OCTOBER 30, 2015
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 2, 2015

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the BBH Limited Duration Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
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•	Effective November 1, 2015, the Officer section of the Trustee and Officer Table presented in the Management section of the SAI is deleted and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Partner of BBH&Co. since 1995; joined BBH&Co. in 1977.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2015
Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley (2011-September 2015); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011)

Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Associate and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE